91-5766

For Internal Use Only
SEC File No. 91-
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05071613

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

RECEIVED ... COMMISSION

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product: American Stock Exchange LLC.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end management investment company.

3. Class of New Derivative Securities Product:
Index Fund Shares listed under Amex Rules 1000A *et. seq.*

PROCESSED
NOV 17 2005
THOMSON
FINANCIAL

4. Name of Underlying Instrument:

Dow Jones Wilshire Large Cap Value Index	streetTRACKS® DJ Wilshire Large Cap Value ETF (ELV)
Dow Jones Wilshire Large Cap Growth Index	streetTRACKS® DJ Wilshire Large Cap Growth ETF (ELG)
Dow Jones Wilshire Small Cap Value Index	streetTRACKS® DJ Wilshire Small Cap Value ETF (DSV)
Dow Jones Wilshire Small Cap Growth Index	streetTRACKS® DJ Wilshire Small Cap Growth ETF(DSG)

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: The Morgan Stanley High Tech 35 Index and the Morgan Stanley Internet Index are narrow based. All other indexes referenced in Item 4 above are broad based.

6. Ticker Symbol(s) of New Derivative Product:

(ELV)	streetTRACKS® DJ Wilshire Large Cap Value ETF
(ELG)	streetTRACKS® DJ Wilshire Large Cap Growth ETF
(DSV)	streetTRACKS® DJ Wilshire Small Cap Value ETF
(DSG)	streetTRACKS® DJ Wilshire Small Cap Growth ETF

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: New York Stock Exchange, American Stock Exchange, The Nasdaq Stock Market.

8. Settlement Methodology of New Derivative Securities Product:
Regular-way trades in streetTRACKS℠ Fund Shares on the American Stock Exchange are settled through the National Securities Clearing Corporation ("NSCC") on T+3. Procedures for creation and redemption of Creation Unit size aggregations of such shares, including creations and redemptions through the Continuous Net Settlement System of NSCC, are described in the streetTRACKS℠ Trust prospectus.

9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Dennis Meekins

Title:	Vice President, Listing Qualifications
Telephone Number:	(212) 306-1302
Manual Signature of Official Responsible for Form:	[signature]
Date:	November 3, 2005

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	November 4 2005

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
NOV 04 2005
DIVISION OF MARKET REGULATION

November 3, 2005

BY FACSIMILE AND OVERNIGHT COURIER
202/ 772-9273
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to the following funds:

Fund Name	Ticker
streetTRACKS®DJ Wilshire Large Cap Value ETF	ELV
streetTRACKS®DJ Wilshire Large Cap Growth ETF	ELG
streetTRACKS®DJ Wilshire Small Cap Value ETF	DSV
streetTRACKS®DJ Wilshire Small Cap Growth ETF	DSG

All of which are listed pursuant to Amex Rules 1000A *et seq.*

Sincerely,

[signature]

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(c)
Public Availability:	